UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GARRETT NAGLE & CO., INC.
Address:     TWO INTERMATIONAL PLACE
             BOSTON, MA 02110

Form 13F File Number: 80-11370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        NOREEN L. WIGHT
Title:       VICE PRESIDENT
Phone:       617-737-9090

Signature, Place, and Date of Signing:

NOREEN L. WIGHT                         BOSTON, MA                    10/20/03
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:              117

Form 13F Information Table Value Total:          $95,729

List of Other Included Managers:
NONE

                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
Aberdeen Asia Pacific Income     COMMON   003009107      564         97050 SH       SOLE                                       97050
Abiomed                          COMMON   003654100      182         20500 SH       SOLE                                       20500
Abraxas Petroleum Corp           COMMON   003830106       11         10000 SH       SOLE                                       10000
American Express Co.             COMMON   025816109     1708         35365 SH       SOLE                                       35365
Amer Int'l Group                 COMMON   026874107     2013         32216 SH       SOLE                                       32216
Amgen Inc                        COMMON   031162100     1304         19954 SH       SOLE                                       19954
Applied Materials                COMMON   038222105      901         41700 SH       SOLE                                       41700
Arizona Wst Wtr A 7/01/08        CONVERT  040669DP5      235           210 PRN      SOLE                                         210
Arizona Wst Wtr 7/1/08           CONVERT  040669ET6      317           290 PRN      SOLE                                         290
Bed Bath & Beyond                COMMON   075896100     1056         25719 SH       SOLE                                       25719
Broward Co FL Rev 10/01/13       CONVERT  115088BU9      527           500 PRN      SOLE                                         500
Cardinal Health, Inc             COMMON   14149Y108      720         12355 SH       SOLE                                       12355
Casual Male Retail               COMMON   148711104      518         59150 SH       SOLE                                       59150
Central Europe and Russia Fund   COMMON   153436100      582         24725 SH       SOLE                                       24725
Cisco Systems                    COMMON   17275R102     1178         56056 SH       SOLE                                       56056
CitiGroup Inc.                   COMMON   172967101     2637         53946 SH       SOLE                                       53946
Citigroup Investments Corp Loan  COMMON   17307C107      907         61700 SH       SOLE                                       61700
Comcast Cable 1/30/11            CONVERT  20029PAL3      394           355 PRN      SOLE                                         355
Conn St Spl Obg Rev 4/1/12       CONVERT  207757RG2      518           500 PRN      SOLE                                         500
Corning Inc.                     COMMON   219350105      355         32431 SH       SOLE                                       32431
D. R. Horton Inc.                COMMON   23331A109      914         24642 SH       SOLE                                       24642
Delta Air Lines                  COMMON   247361108      697         51375 SH       SOLE                                       51375
Dow Chemical Co.                 COMMON   260543103      792         22654 SH       SOLE                                       22654
EMC Corp Mass                    COMMON   268648102      638         49650 SH       SOLE                                       49650
Eaton Vance Mass                 COMMON   27826L603      173         16217 SH       SOLE                                       16217
Eaton Vance Senior Inc Trst      COMMON   27826S103      987        109497 SH       SOLE                                      109497
Eaton Vance Municipal Income     COMMON   27826U108      310         20955 SH       SOLE                                       20955
Exxon Mobil Corp.                COMMON   30231G102     1726         44844 SH       SOLE                                       44844
FHLB 8/15/05 6.875%              CONVERT  3133MBY92     1335          1225 PRN      SOLE                                        1225
FHLB 2/15/11 5.875%              CONVERT  3133MDBT9     2012          1865 PRN      SOLE                                        1865
FHLB 2/9/06 5.825%               CONVERT  3134A0UV2      963           890 PRN      SOLE                                         890
Fannie Mae                       COMMON   313586109      906         12488 SH       SOLE                                       12488
FNMA 4.50% 10/17/06              CONVERT  31359MLC5      920           920 PRN      SOLE                                         920
Fidelity Nat Information         COMMON   31620P109      431         17353 SH       SOLE                                       17353
Fidelity Nat Financial           COMMON   316326107     2797         91824 SH       SOLE                                       91824
FleetBoston Financial Corp       COMMON   339030108      369         11332 SH       SOLE                                       11332
FL St BD Fin 7/01/05             CONVERT  342812ZE7      539           500 PRN      SOLE                                         500
GTE Corp 4/15/06                 CONVERT  362320AX1      481           440 PRN      SOLE                                         440
General Electric                 COMMON   369604103     2761         95695 SH       SOLE                                       95695
GE Capital 6.625% Pref           COMMON   369622527      522         19700 SH       SOLE                                       19700
General Mills 6/15/06            CONVERT  37033LCA2      918           790 PRN      SOLE                                         790
GM Corp Nts 1/15/11              CONVERT  370442BB0      671           640 PRN      SOLE                                         640
Goldman Sachs Group Inc          COMMON   38141G104     1028         11582 SH       SOLE                                       11582
Hilton Hotels 7.2% 12/15/09      CONVERT  432848AR0     1037           960 PRN      SOLE                                         960
Honeywell Intl 3/1/10            CONVERT  438516AK2      229           195 PRN      SOLE                                         195
IGEN Int'l Inc.                  COMMON   449536101     2280         39593 SH       SOLE                                       39593
Ikon Office Solutions            COMMON   451713101     1888        232816 SH       SOLE                                      232816
Insured Muni Inc Fd Paine Webber COMMON   45809F104      369         26791 SH       SOLE                                       26791
Integramed Amer NEW              COMMON   45810N302      228         33136 SH       SOLE                                       33136
Intel Corp.                      COMMON   458140100     1346         42395 SH       SOLE                                       42395
Intermediate Muni FD             COMMON   45880P104      101         10000 SH       SOLE                                       10000
IBM Med Term Nts 4/12/04         CONVERT  45920QCG7      352           345 PRN      SOLE                                         345
Intertan Inc                     COMMON   461120107      977        101901 SH       SOLE                                      101901
Ishares Inc MSCI Japan Index     COMMON   464286848      837         88150 SH       SOLE                                       88150
JP Morgan Chase Cap XII 6.25%    COMMON   46626X203      987         39950 SH       SOLE                                       39950
Jo-Ann Stores Inc                COMMON   47758P109      623         20825 SH       SOLE                                       20825
Johnson & Johnson Co             COMMON   478160104     1222         24188 SH       SOLE                                       24188
Kinder Morgan 11/01/10           CONVERT  494550AG1      843           720 PRN      SOLE                                         720
Liberty Media Corp               COMMON   530718105     1183        113920 SH       SOLE                                      113920
Lightspan, Inc.                  COMMON   53226T103      117         11152 SH       SOLE                                       11152
Manpower Inc.                    COMMON   56418H100     1518         36350 SH       SOLE                                       36350
Marriott Intl Inc                COMMON   571903202      864         19867 SH       SOLE                                       19867
MA Cons Ln Ser A 2/01/07         CONVERT  575826KL5      533           500 PRN      SOLE                                         500
Mass St Cons LN Ser A 9/1/16     CONVERT  575827SF8      200           200 PRN      SOLE                                         200
Mass Cmnwlth Spl Obl 4.2 6/01/02 CONVERT  576004DW2      515           500 PRN      SOLE                                         500
Mass St Wtr Res 4/1/28           CONVERT  576049NK2      300           300 PRN      SOLE                                         300
McData Corp Class A              COMMON   580031201      310         25439 SH       SOLE                                       25439
Medtronic Inc                    COMMON   585055106      347          7556 SH       SOLE                                        7556
Merrill Lynch & Co.              COMMON   590188108      550          9469 SH       SOLE                                        9469
Fred Meyer Inc. 3/01/08          CONVERT  592907AB5      921           805 PRN      SOLE                                         805
Microsoft Corp.                  COMMON   594918104     2520         86693 SH       SOLE                                       86693
JP Morgan Sub 1/15/07            CONVERT  616880BF6      934           835 PRN      SOLE                                         835
Morgan Stanley Insd Muni         COMMON   61745P833      208         14800 SH       SOLE                                       14800
Muni Yield Insd Fd               COMMON   62630E107      281         19687 SH       SOLE                                       19687
Navistar Intl Corp               COMMON   63934E108      214          5125 SH       SOLE                                        5125
Nextel Comm 9.75% 10/31/07       CONVERT  65332VAH6     1792          1740 PRN      SOLE                                        1740
Nokia Corp.ADS                   COMMON   654902204      479         27773 SH       SOLE                                       27773
Nuveen Prem Income Ser F         COMMON   67062T506     1700            68 SH       SOLE                                          68
Nuveen Senior Income             COMMON   67067Y104     1047        118850 SH       SOLE                                      118850
NUVEEN SR 251 TX EX UIT NVUYEM   COMMON   67101X104      206          3727 SH       SOLE                                        3727
NUVEEN SR 294 TX EX UIT NVXUAT   COMMON   6710A3704      316          3038 SH       SOLE                                        3038
NUVEEN SR 323 TX EX UIT NVUODJ   COMMON   6710A5105      318          3000 SH       SOLE                                        3000
NUVEEN SR 345 TX EX UIT NUVEII   COMMON   6710A5766      311          2974 SH       SOLE                                        2974
NUVEEN SR 346 TX EX UIT NCIQTE   COMMON   6710A5790      212          2000 SH       SOLE                                        2000
PHC Inc Cl A                     COMMON   693315103      261        296200 SH       SOLE                                      296200
Pepsico Inc.                     COMMON   713448108      562         11735 SH       SOLE                                       11735
Pfizer                           COMMON   717081103     1317         43032 SH       SOLE                                       43032
PIMCO Nat Muni Inc III           COMMON   72201A103     1253         92364 SH       SOLE                                       92364
PIMCO Corporate Opp Fund         COMMON   72201B101     2616        161887 SH       SOLE                                      161887
PR Comwlth Pub 07/01/04          CONVERT  745145N65      474           460 PRN      SOLE                                         460
Putnam Mass II Tax Exmpt Fd Cl B COMMON   74683H101      100         10571 SH       SOLE                                       10571
Putnam Master Income Trst        COMMON   74683K104      699        102600 SH       SOLE                                      102600
Raytheon Co.                     COMMON   755111507      457         16250 SH       SOLE                                       16250
R.I. HEFA AMBAC 9/15/11          CONVERT  7622426B6      227           220 PRN      SOLE                                         220
Schlumberger Ltd.                COMMON   806857108      952         19320 SH       SOLE                                       19320
Basic Industries Spdr            COMMON   81369Y100      329         14200 SH       SOLE                                       14200
Staples Inc.                     COMMON   855030102      761         29975 SH       SOLE                                       29975
The Steak N Shake Company        COMMON   857873103      176         10955 SH       SOLE                                       10955
Sunrise Senior Living            COMMON   86768K106     1296         46625 SH       SOLE                                       46625
3M Company                       COMMON   88579Y101      269          3656 SH       SOLE                                        3656
Time Warner 8/15/06              CONVERT  887315AW9      894           790 PRN      SOLE                                         790
Time Warner 9/01/08              CONVERT  88731EAK6      694           615 PRN      SOLE                                         615
Ultra Petroleum Corp             COMMON   903914109      370         21475 SH       SOLE                                       21475
United Parcel Service            COMMON   911312106     1056         15602 SH       SOLE                                       15602
US T-Note 2/15/04 4.75%          CONVERT  9128275A6      415           410 PRN      SOLE                                         410
Van Kampen Merritt               COMMON   92112M103      227         18000 SH       SOLE                                       18000
Varsity Group Inc                COMMON   922281100     1018        260900 SH       SOLE                                      260900
Viacom Inc Cl B                  COMMON   925524308     1780         44218 SH       SOLE                                       44218
Wal-Mart Stores Inc.             COMMON   931142103     1167         19756 SH       SOLE                                       19756
Wash Mutual Inc                  COMMON   939322103      367          8821 SH       SOLE                                        8821
Washington Post Cl B             COMMON   939640108      491           700 SH       SOLE                                         700
Waste Management Inc 8/1/10      CONVERT  94106LAK5     2418          2095 PRN      SOLE                                        2095
Weyerhaeuser Co                  COMMON   962166104      498          8348 SH       SOLE                                        8348
Worldquest Networks Inc          COMMON   98156W105      166         55400 SH       SOLE                                       55400
Wyeth (formerly AHP)             COMMON   983024100      663         15037 SH       SOLE                                       15037
Ingersoll Rand                   COMMON   G4776G101      662         11100 SH       SOLE                                       11100
Weatherford International        COMMON   G95089101      362         10117 SH       SOLE                                       10117
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